SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2018
Short-term Investments [Abstract]
Contractual maturity	contractual maturities because of the subsidiaries’ rights to redeem.

Maturing within:	Short- term investments
Within 1 year	$64,964,005
2 years	113,309,312
3 years	-
4 years	-
5 years	-
Thereafter	-
$178,273,317